Selling and Distribution (Tables)	12 Months Ended
Dec. 31, 2015
Selling and Distribution [Abstract]
Selling And Distribution
	Year Ended December 31,
	2015	2014	2013

Salaries	52,576	$57,550	$62,174
Depreciation	14,990	16,174	17,762
Vessel hire charges	26,422	30,033	13,918
Amortization of dry-docking costs	5,833	5,174	6,483
Vessel operating expenses	29,117	33,447	44,195
Bunkers consumption	16,421	26,464	30,805
Storage costs	39,790	31,686	13,209
Broker commissions	5,789	4,584	3,833
Provision/ (release of) for doubtful accounts	1,992	3,229	(881)
Other	12,148	12,489	10,099
Selling and Distribution expenses	205,078	$220,830	$201,597